Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
MH Elite Small Cap Fund of Funds
Account Value [Line Items]
Accumulated Value	$ 19,156	$ 17,745	$ 16,830	$ 15,905	$ 14,639	$ 13,931	$ 18,384	$ 18,521	$ 16,047	$ 12,236	$ 13,328	$ 12,607	$ 10,872	$ 12,971	$ 12,156	$ 11,292	$ 10,816	$ 9,530	$ 9,328	$ 10,320	$ 10,000
MH Elite Fund of Funds
Account Value [Line Items]
Accumulated Value	23,147	21,767	19,522	18,219	16,396	15,922	20,663	19,631	17,257	14,255	14,412	13,346	11,513	12,766	12,534	11,374	10,407	9,680	9,727	10,046	10,000
MH Elite Select Portfolio of Funds
Account Value [Line Items]
Accumulated Value	12,956	13,352	12,856	12,325	11,425	11,356	15,480	15,567	14,507	11,723	12,069	11,315	10,042	11,517	11,889	10,884	9,770	9,587	9,500	10,274	10,000
MH Elite Income Fund of Funds
Account Value [Line Items]
Accumulated Value	12,963	12,494	12,207	11,658	11,373	11,327	12,615	12,502	12,315	11,357	11,700	11,352	10,531	10,722	10,883	10,675	10,325	10,264	9,762	9,981	10,000
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	21,223	18,357	19,028	17,589	16,273	15,660	20,452	20,936	17,812	12,921	14,848	13,838	11,830	14,313	13,294	12,174	11,596	9,771	9,558	10,475	10,000
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	33,563	30,792	26,953	24,856	21,302	20,823	26,339	23,942	20,828	16,735	17,219	15,570	13,102	14,152	13,760	12,356	11,308	10,469	10,092	10,171	10,000
MSCI ACWI ex US Index
Account Value [Line Items]
Accumulated Value	16,933	16,908	16,007	15,080	13,774	13,336	16,428	16,559	15,073	12,021	13,507	12,564	11,049	12,471	12,902	11,522	10,049	9,525	9,580	10,489	10,000
Barclays US Agg Bond Index
Account Value [Line Items]
Accumulated Value	$ 11,432	$ 11,210	$ 11,291	$ 10,923	$ 10,699	$ 11,026	$ 12,299	$ 12,291	$ 12,492	$ 12,332	$ 11,620	$ 11,341	$ 10,688	$ 10,514	$ 10,687	$ 10,556	$ 10,321	$ 10,589	$ 10,055	$ 9,990	$ 10,000